LONG TERM DEBT TO RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of minimum annual principal payments of notes payable	The minimum annual principal payments of notes payable at December 31, 2015 were:

2016	$—
2017	—
2018	—
2019 and thereafter	200,000
Total minimum principal payments	$200,000